Property, Plant and Equipment - Detailed Information About Property, Plant and Equipment (Details) - CAD ($) $ in Millions		12 Months Ended
	Nov. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		$ 73,414
Property, plant and equipment at ending of period		$ 77,645	$ 73,414
ASOP Mines
Reconciliation of changes in property, plant and equipment [abstract]
Proportion of ownership interest in subsidiary	100.00%
Scotford and Quest
Reconciliation of changes in property, plant and equipment [abstract]
Disposal of business, ownership interest		10.00%
ASOP Mines
Reconciliation of changes in property, plant and equipment [abstract]
Disposal of business, ownership interest	90.00%
North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Recoverability charge		$ 1,462	160	$ 436
Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Recoverability charge		269
Operating segments | North America
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		26,954
Property, plant and equipment at ending of period		26,956	26,954
Operating segments | North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		339
Property, plant and equipment at ending of period		0	339
Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		1,138
Property, plant and equipment at ending of period		1,281	1,138
Operating segments | Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		44,580
Property, plant and equipment at ending of period		48,953	44,580
Operating segments | Midstream and Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		266
Property, plant and equipment at ending of period		257	266
Head Office
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		137
Property, plant and equipment at ending of period		198	137
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		162,165	146,923
Additions			6,152
Acquisition of Chevron's assets			8,901
Transfers from exploration and evaluation assets		35	52
Derecognitions		2,557	1,063
Additions/Acquisitions, net		8,158
Foreign exchange adjustments and other		(731)	1,200
AOSP mines acquisition		(15,488)
Property, plant and equipment at ending of period		169,254	162,165	146,923
Cost | ASOP Mines
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		(12,087)
Cost | Scotford and Quest
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		(1,217)
Cost | Operating segments | North America
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		88,964	83,483
Additions			3,440
Acquisition of Chevron's assets			2,585
Transfers from exploration and evaluation assets		21	45
Derecognitions		536	589
Additions/Acquisitions, net		4,447
Foreign exchange adjustments and other		0	0
AOSP mines acquisition		0
Property, plant and equipment at ending of period		92,896	88,964	83,483
Cost | Operating segments | North America | ASOP Mines
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Cost | Operating segments | North America | Scotford and Quest
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Cost | Operating segments | North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		9,731	8,606
Additions			352
Acquisition of Chevron's assets			0
Transfers from exploration and evaluation assets		0	0
Derecognitions		1,207	18
Additions/Acquisitions, net		1,223
Foreign exchange adjustments and other		(477)	791
AOSP mines acquisition		0
Property, plant and equipment at ending of period		9,270	9,731	8,606
Cost | Operating segments | North Sea | ASOP Mines
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Cost | Operating segments | North Sea | Scotford and Quest
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Cost | Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		5,023	4,409
Additions			205
Acquisition of Chevron's assets			0
Transfers from exploration and evaluation assets		0	0
Derecognitions		0	0
Additions/Acquisitions, net		547
Foreign exchange adjustments and other		(254)	409
AOSP mines acquisition		0
Property, plant and equipment at ending of period		5,316	5,023	4,409
Cost | Operating segments | Offshore Africa | ASOP Mines
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Cost | Operating segments | Offshore Africa | Scotford and Quest
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Cost | Operating segments | Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		57,345	49,375
Additions			2,103
Acquisition of Chevron's assets			6,316
Transfers from exploration and evaluation assets		14	7
Derecognitions		814	456
Additions/Acquisitions, net		1,841
Foreign exchange adjustments and other		0	0
AOSP mines acquisition		(15,488)
Property, plant and equipment at ending of period		60,570	57,345	49,375
Cost | Operating segments | Oil Sands Mining and Upgrading | ASOP Mines
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		(12,087)
Cost | Operating segments | Oil Sands Mining and Upgrading | Scotford and Quest
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		(1,217)
Cost | Operating segments | Midstream and Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		495	484
Additions			11
Acquisition of Chevron's assets			0
Transfers from exploration and evaluation assets		0	0
Derecognitions		0	0
Additions/Acquisitions, net		8
Foreign exchange adjustments and other		0	0
AOSP mines acquisition		0
Property, plant and equipment at ending of period		503	495	484
Cost | Operating segments | Midstream and Refining | ASOP Mines
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Cost | Operating segments | Midstream and Refining | Scotford and Quest
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Cost | Head Office
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		607	566
Additions			41
Acquisition of Chevron's assets			0
Transfers from exploration and evaluation assets		0	0
Derecognitions		0	0
Additions/Acquisitions, net		92
Foreign exchange adjustments and other		0	0
AOSP mines acquisition		0
Property, plant and equipment at ending of period		699	607	566
Cost | Head Office | ASOP Mines
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Cost | Head Office | Scotford and Quest
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		(88,751)	(82,342)
Derecognitions		(2,557)	(1,063)
Foreign exchange adjustments and other		(699)	1,155
Expense		7,245	6,157
Recoverability charge		1,731	160
Property, plant and equipment at ending of period		(91,609)	(88,751)	(82,342)
Accumulated depletion and depreciation | ASOP Mines
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		2,656
Accumulated depletion and depreciation | Scotford and Quest
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		206
Accumulated depletion and depreciation | Operating segments | North America
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		(62,010)	(58,840)
Derecognitions		(536)	(589)
Foreign exchange adjustments and other		(4)	18
Expense		4,470	3,741
Recoverability charge		0	0
Property, plant and equipment at ending of period		(65,940)	(62,010)	(58,840)
Accumulated depletion and depreciation | Operating segments | North America | ASOP Mines
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Accumulated depletion and depreciation | Operating segments | North America | Scotford and Quest
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Accumulated depletion and depreciation | Operating segments | North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		(9,392)	(8,382)
Derecognitions		(1,207)	(18)
Foreign exchange adjustments and other		(469)	772
Expense		92	96
Recoverability charge		1,462	160
Property, plant and equipment at ending of period		(9,270)	(9,392)	(8,382)
Accumulated depletion and depreciation | Operating segments | North Sea | ASOP Mines
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Accumulated depletion and depreciation | Operating segments | North Sea | Scotford and Quest
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Accumulated depletion and depreciation | Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		(3,885)	(3,358)
Derecognitions		0	0
Foreign exchange adjustments and other		(216)	335
Expense		97	192
Recoverability charge		269	0
Property, plant and equipment at ending of period		(4,035)	(3,885)	(3,358)
Accumulated depletion and depreciation | Operating segments | Offshore Africa | ASOP Mines
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Accumulated depletion and depreciation | Operating segments | Offshore Africa | Scotford and Quest
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Accumulated depletion and depreciation | Operating segments | Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		(12,765)	(11,105)
Derecognitions		(814)	(456)
Foreign exchange adjustments and other		(10)	30
Expense		2,538	2,086
Recoverability charge		0	0
Property, plant and equipment at ending of period		(11,617)	(12,765)	(11,105)
Accumulated depletion and depreciation | Operating segments | Oil Sands Mining and Upgrading | ASOP Mines
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		2,656
Accumulated depletion and depreciation | Operating segments | Oil Sands Mining and Upgrading | Scotford and Quest
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		206
Accumulated depletion and depreciation | Operating segments | Midstream and Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		(229)	(213)
Derecognitions		0	0
Foreign exchange adjustments and other		0	0
Expense		17	16
Recoverability charge		0	0
Property, plant and equipment at ending of period		(246)	(229)	(213)
Accumulated depletion and depreciation | Operating segments | Midstream and Refining | ASOP Mines
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Accumulated depletion and depreciation | Operating segments | Midstream and Refining | Scotford and Quest
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Accumulated depletion and depreciation | Head Office
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		(470)	(444)
Derecognitions		0	0
Foreign exchange adjustments and other		0	0
Expense		31	26
Recoverability charge		0	0
Property, plant and equipment at ending of period		(501)	$ (470)	$ (444)
Accumulated depletion and depreciation | Head Office | ASOP Mines
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		0
Accumulated depletion and depreciation | Head Office | Scotford and Quest
Reconciliation of changes in property, plant and equipment [abstract]
Divestitures/ or Disposal		$ 0